Income tax - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Tax expense recognized in other comprehensive income	$ 10	$ 25	$ 45
Tax benefit	15	339	0
Tax benefit recognized in equity		42
Deferred tax asset from carried forward interest deductions			$ 562
Tax Cuts and Jobs Act of 2017, change in tax rate, deferred tax asset		228
Tax Cuts and Jobs Act of 2017, change in tax rate, deferred tax liability		5
Current tax assets	14	14
Current tax liabilities	$ 27	$ 44